Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 8,810	$ 10,684		$ 10,100
Interest expense from financial instruments measured at amortized cost		(4,247)	(7,194)		(6,391)
Net interest income from financial instruments measured at fair value through profit or loss		1,299	1,011		1,338
Net interest income		5,862	4,501		5,048
Other net income from financial instruments measured at fair value through profit or loss		6,960	6,842		6,960
Credit loss (expense) / release		(694)	(78)		(118)
Fee and commission income	[1]	20,961	19,110		19,598
Fee and commission expense		(1,775)	(1,696)		(1,703)
Net fee and commission income		19,186	17,413		17,895
Other income		1,076	212		428
Total operating income		32,390	28,889	[2]	30,213	[2]
Personnel expenses		17,224	16,084		16,132
General and administrative expenses		4,885	5,288		6,797
Depreciation and impairment of property, equipment and software		2,069	1,765		1,228
Amortization and impairment of goodwill and intangible assets		57	175		65
Total operating expenses		24,235	23,312		24,222
Operating profit / (loss) before tax		8,155	5,577		5,991
Tax expense / (benefit)		1,583	1,267		1,468
Net profit / (loss)		6,572	4,310		4,522
Net profit / (loss) attributable to non-controlling interests		15	6		7
Net profit / (loss) attributable to shareholders		6,557	4,304		4,516
UBS AG (consolidated)
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		8,816	10,703		10,121
Interest expense from financial instruments measured at amortized cost		(4,333)	(7,303)		(6,494)
Net interest income from financial instruments measured at fair value through profit or loss		1,305	1,015		1,344
Net interest income		5,788	4,415		4,971
Other net income from financial instruments measured at fair value through profit or loss		6,930	6,833		6,953
Credit loss (expense) / release		(695)	(78)		(117)
Fee and commission income	[3]	20,982	19,156		19,632
Fee and commission expense		(1,775)	(1,696)		(1,703)
Net fee and commission income		19,207	17,460		17,930
Other income		1,549	677		905
Total operating income		32,780	29,307	[2]	30,642	[2]
Personnel expenses		14,686	13,801		13,992
General and administrative expenses		8,486	8,586		10,075
Depreciation and impairment of property, equipment and software		1,851	1,576		1,052
Amortization and impairment of goodwill and intangible assets		57	175		65
Total operating expenses		25,081	24,138		25,184
Operating profit / (loss) before tax		7,699	5,169		5,458
Tax expense / (benefit)		1,488	1,198		1,345
Net profit / (loss)		6,211	3,971		4,113
Net profit / (loss) attributable to non-controlling interests		15	6		7
Net profit / (loss) attributable to shareholders		6,196	3,965		4,107
UBS AG (consolidated) | Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		(818)	(1,928)		(2,275)
Interest expense from financial instruments measured at amortized cost		1,134	2,298		2,405
Net interest income from financial instruments measured at fair value through profit or loss		(273)	(327)		(91)
Net interest income		43	42		38
Other net income from financial instruments measured at fair value through profit or loss		118	(322)		(110)
Credit loss (expense) / release		0	0		(19)
Fee and commission income		(984)	(997)		(656)
Fee and commission expense		961	986		648
Net fee and commission income		(23)	(11)		(8)
Other income		(5,941)	(6,442)		(6,651)
Total operating income		(5,803)	(6,733)		(6,749)
Personnel expenses		0	0		0
General and administrative expenses		(2,481)	(2,627)		(3,490)
Depreciation and impairment of property, equipment and software		(116)	(108)		0
Amortization and impairment of goodwill and intangible assets		1	(88)		0
Total operating expenses		(2,596)	(2,823)		(3,490)
Operating profit / (loss) before tax		(3,207)	(3,911)		(3,259)
Tax expense / (benefit)		(107)	(21)		68
Net profit / (loss)		(3,100)	(3,890)		(3,327)
Net profit / (loss) attributable to non-controlling interests		0	0		0
Net profit / (loss) attributable to shareholders		(3,100)	(3,889)		(3,327)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[4]	3,386	4,864	[5]	4,532	[6]
Interest expense from financial instruments measured at amortized cost	[4]	(3,694)	(6,547)	[5]	(6,109)	[6]
Net interest income from financial instruments measured at fair value through profit or loss	[4]	1,103	1,177	[5]	1,079	[6]
Net interest income	[4]	794	(506)	[5]	(497)	[6]
Other net income from financial instruments measured at fair value through profit or loss	[4]	4,857	5,116	[5]	5,204	[6]
Credit loss (expense) / release	[4]	(352)	(51)	[5]	(37)	[6]
Fee and commission income	[4]	3,731	3,285	[5]	2,655	[6]
Fee and commission expense	[4]	(644)	(674)	[5]	(851)	[6]
Net fee and commission income	[4]	3,087	2,610	[5],[7]	1,804	[6]
Other income	[4]	4,671	4,899	[5]	5,248	[6]
Total operating income	[4]	13,057	12,069	[5]	11,722	[6]
Personnel expenses	[4]	3,458	3,251	[5]	3,592	[6]
General and administrative expenses	[4]	3,507	3,467	[5]	4,691	[6]
Depreciation and impairment of property, equipment and software	[4]	1,008	861	[5]	715	[6]
Amortization and impairment of goodwill and intangible assets	[4]	5	94	[5]	3	[6]
Total operating expenses	[4]	7,978	7,672	[5]	9,001	[6]
Operating profit / (loss) before tax	[4]	5,079	4,396	[5]	2,721	[6]
Tax expense / (benefit)	[4]	238	175	[5]	29	[6]
Net profit / (loss)	[4]	4,840	4,221	[5]	2,691	[6]
Net profit / (loss) attributable to non-controlling interests	[4]	0	0	[5]	0	[6]
Net profit / (loss) attributable to shareholders	[4]	4,840	4,221	[5]	2,691	[6]
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[4]	3,636	4,048		4,230
Interest expense from financial instruments measured at amortized cost	[4]	(513)	(737)		(598)
Net interest income from financial instruments measured at fair value through profit or loss	[4]	164	(228)		(270)
Net interest income	[4]	3,288	3,083		3,363
Other net income from financial instruments measured at fair value through profit or loss	[4]	911	924		889
Credit loss (expense) / release	[4]	(286)	7		(52)
Fee and commission income	[4]	4,585	4,342		4,474
Fee and commission expense	[4]	(829)	(819)		(391)
Net fee and commission income	[4]	3,756	3,523	[7]	4,083
Other income	[4]	233	259		198
Total operating income	[4]	7,902	7,796		8,480
Personnel expenses	[4]	2,017	1,936		1,890
General and administrative expenses	[4]	3,313	3,181		3,471
Depreciation and impairment of property, equipment and software	[4]	261	221		21
Amortization and impairment of goodwill and intangible assets	[4]	0	0		0
Total operating expenses	[4]	5,591	5,338		5,382
Operating profit / (loss) before tax	[4]	2,311	2,458		3,098
Tax expense / (benefit)	[4]	444	514		670
Net profit / (loss)	[4]	1,868	1,944		2,428
Net profit / (loss) attributable to non-controlling interests	[4]	0	0		0
Net profit / (loss) attributable to shareholders	[4]	1,868	1,944		2,428
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[8]	2,612	3,719		3,634
Interest expense from financial instruments measured at amortized cost	[8]	(1,261)	(2,317)		(2,192)
Net interest income from financial instruments measured at fair value through profit or loss	[8]	311	394		625
Net interest income	[8]	1,662	1,796		2,068
Other net income from financial instruments measured at fair value through profit or loss	[8]	1,044	1,114		970
Credit loss (expense) / release	[8]	(56)	(33)		(9)
Fee and commission income	[8]	13,651	12,527		13,159
Fee and commission expense	[8]	(1,263)	(1,188)		(1,108)
Net fee and commission income	[8]	12,388	11,338		12,050
Other income	[8]	2,585	1,960		2,110
Total operating income	[8]	17,623	16,176		17,189
Personnel expenses	[8]	9,211	8,614		8,510
General and administrative expenses	[8]	4,147	4,565		5,403
Depreciation and impairment of property, equipment and software	[8]	698	602		316
Amortization and impairment of goodwill and intangible assets	[8]	52	170		62
Total operating expenses	[8]	14,108	13,951		14,291
Operating profit / (loss) before tax	[8]	3,515	2,225		2,898
Tax expense / (benefit)	[8]	912	530		577
Net profit / (loss)	[8]	2,603	1,695		2,321
Net profit / (loss) attributable to non-controlling interests	[8]	15	6		7
Net profit / (loss) attributable to shareholders	[8]	$ 2,588	$ 1,689		$ 2,314

[1]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,426 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,882 million for the Investment Bank and USD 49 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,355 million for the Investment Bank and USD 94 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,525 million for the Investment Bank and USD 97 million for Group Functions).

[2]
Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.

[3]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,427 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,901 million for the Investment Bank and USD 50 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,397 million for the Investment Bank and USD 98 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,557 million for the Investment Bank and USD 100 million for Group Functions).

[4]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP

[5]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the year ended 31 December 2019 of USD 61 million, almost entirely reflected within Other income.

[6]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Net profit attributable to shareholders for the year ended 31 December 2018 of USD 521 million, almost entirely reflected within Other income.

[7]
Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to “Note 25 Changes in organization and other events affecting comparability” in the “UBS AG standalone financial statements” section of the UBS AG Standalone financial statements and regulatory information for the year ended 31 December 2019.

[8]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.